Fair Value Measurements (Details 2) (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Estimated Fair Value Assumption Of Warrants and Results Of Operations [Line Items]
Stock Price	$ 10.00	$ 10.20	$ 10.00
Dividend yield (per share)
Risk-free interest rate	1.18%	1.75%
Expected Term (in years)	5 years	5 years
Expected volatility rate	21.30%	20.50%